Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	iShares MSCI Russia Capped Index Fund, Inc.
Prospectus Date	rr_ProspectusDate	Jan. 01, 2013
Document Creation Date	dei_DocumentCreationDate	Dec. 27, 2012